Loans and Borrowings (Details) - USD ($)					12 Months Ended
	Feb. 03, 2022	Dec. 05, 2021	Sep. 04, 2021	Jul. 01, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Feb. 11, 2022
Convertible Note 1 [Member]
Loans and Borrowings (Details) [Line Items]
Convertible note					$ 650,000	$ 650,000
Interest rate percentage						9.00%
Advanced provided							$ 150,000
Accrued interest					$ 292,231
Converted shares (in Shares)					96,483
Convertible Note 2 [Member]
Loans and Borrowings (Details) [Line Items]
Convertible note						$ 5,000,000
Interest rate percentage						12.00%
Accrued interest						$ 1,795,953
Converted shares (in Shares)						693,332
Funds amount						$ 5,000,000
Convertible Note 3 [Member]
Loans and Borrowings (Details) [Line Items]
Interest rate percentage								12.00%
Funds amount		$ 6,000,000
Maturity date		Feb. 11, 2023
Transaction cost		$ 390,000			$ 390,000
Working Capital Loan 1 [Member]
Loans and Borrowings (Details) [Line Items]
Transaction cost					$ 203,000
Working capital loan				$ 3,500,000
Annual interest				12.00%
Working Capital Loan 2 [Member]
Loans and Borrowings (Details) [Line Items]
Working capital loan			$ 1,000,000
Annual interest			12.00%
Settled in cash	$ 1,000,000
Interest amount	67,923
Success fee	$ 39,200